Financial Assets And Liabilities -Summary of contractual undiscounted cash flows of financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 855,269	$ 582,846
Borrowings	3,154,077	1,448,567
Total	4,009,346	2,031,413
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	474,582	545,208
Borrowings	350,095	46,224
Total	824,677	591,432
From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	117,025	14,453
Borrowings	454,046	210,356
Total	571,071	224,809
From 2 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	30,740	17,310
Borrowings	683,057	404,395
Total	713,797	421,705
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	232,922	5,875
Borrowings	1,666,879	787,592
Total	$ 1,899,801	$ 793,467